Variable Portfolio — Aggressive Portfolio, Variable Portfolio — Conservative Portfolio,
Variable Portfolio — Moderately Aggressive Portfolio, Variable Portfolio — Moderately Conservative Portfolio
and Variable Portfolio — Moderate Portfolio (the “Funds”)

Supplement dated September 30, 2011 to the prospectus dated April 29, 2011

Effective on or about November 16, 2011, the following changes are hereby made to the prospectus:

The information under the section “More Information About the Funds — Underlying Funds — Equity” is hereby revised and replaced as follows:

Columbia Variable Portfolio — Diversified Equity Income Fund, Columbia Variable Portfolio — Dynamic Equity Fund, Columbia Variable Portfolio — Emerging Markets Opportunity Fund, Columbia Variable Portfolio — International Opportunity Fund, Columbia Variable Portfolio — Large Cap Growth Fund, Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Columbia Variable Portfolio — Select Large-Cap Value Fund, Columbia Variable Portfolio — Select Smaller-Cap Value Fund, Variable Portfolio — American Century Growth Fund, Variable Portfolio — Columbia Wanger International Equities Fund, Variable Portfolio — Columbia Wanger U.S. Equities Fund, Variable Portfolio — Davis New York Venture Fund, Variable Portfolio — DFA International Value Fund, Variable Portfolio — Goldman Sachs Mid Cap Value Fund, Variable Portfolio — Invesco International Growth Fund, Variable Portfolio — Jennison Mid Cap Growth Fund, Variable Portfolio — Marsico Growth Fund, Variable Portfolio — MFS Value Fund, Variable Portfolio — Mondrian International Small Cap Fund, Variable Portfolio — Morgan Stanley Global Real Estate Fund, Variable Portfolio — NFJ Dividend Value Fund, Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Variable Portfolio — Partners Small Cap Growth Fund, Variable Portfolio — Partners Small Cap Value Fund and Variable Portfolio — Pyramis® International Equity Fund.

The information under the section “More Information About the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds” is hereby revised and replaced as follows:

The information in Appendix A regarding Variable Portfolio-AllianceBernstein International Value Fund is superseded and replaced as follows:

Underlying Funds	Investment Objectives and Strategies
Variable Portfolio-DFA International Value Fund	The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets are primarily invested in stocks of large non-U.S. companies that are determined to be “value” stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, additional factors may be considered, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria used for assessing value are subject to change from time to time. The Fund, using a market capitalization weighted approach, may invest in stocks of large companies located in developed market countries that have been designated as approved markets.

Valid until next update.

S-6534-7 A (9/11)

Prospectus and Statement of Additional Information (SAI) Supplement — September 30, 2011

Fund (prospectus and SAI effective date)	Prospectus Form #	SAI Form #
Variable Portfolio-AllianceBernstein International Value Fund (4/29/11)	S-6546-99	S-6546-20

AllianceBernstein L.P. will continue to provide services to the Fund through November 16, 2011.

Effective on or about November 16, 2011, the following changes are hereby made to the Fund’s prospectus:

The name of the Fund is changed to Variable Portfolio-DFA International Value Fund.

The Principal Investment Strategies of the Fund in the Summary section of the prospectus is superseded and replaced as follows:

The Fund’s assets are primarily invested in stocks of large non-U.S. companies that are determined to be “value” stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, additional factors may be considered, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria used for assessing value are subject to change from time to time. The Fund, using a market capitalization weighted approach, may invest in stocks of large companies located in developed market countries that have been designated as approved markets.

The Fund may invest in equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, to gain exposure to companies associated with approved markets.

The Principal Risks of Investing in the Fund in the Summary section of the prospectus is hereby revised to remove Derivatives Risk — Forward Foreign Currency Contracts and Derivatives Risk — Futures Contracts.

The Past Performance section in the Summary section is hereby revised to reflect the replacement of the Morgan Stanley Capital International EAFE Index with the Morgan Stanley Capital International World ex-USA Value Index (net dividends). There is no change to the Lipper International Large-Cap Value Funds Index.

The investment manager made this recommendation to the Fund’s Board of Trustees (the Board) because the new index more closely aligns to the Fund’s investment strategy. Information on both indexes will be included for a one-year transition period. In the future, however, only the Morgan Stanley Capital International World ex-USA Value Index (net dividends) will be included.

The Subadviser and Portfolio Managers named under the caption Fund Management in the Summary of the Fund section is superseded and replaced as follows:

Subadviser:  Dimensional Fund Advisors, L.P.

Portfolio Managers	Title	Managed Fund Since
Stephen A. Clark	Senior Portfolio Manager and Vice President	November 2011
Karen Umland, CFA	Senior Portfolio Manager and Vice President	November 2011
Jed Fogdall	Portfolio Manager and Vice President	November 2011
Joseph Chi, CFA	Portfolio Manager and Vice President	November 2011

The Principal Investment Strategies of the Fund in the More Information About the Fund section of the prospectus is superseded and replaced as follows:

The Fund’s assets are primarily invested in stocks of large non-U.S. companies that are determined to be “value” stocks at the time of purchase. Columbia Management Investment Advisers, LLC (the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadviser, Dimensional Fund Advisors, L.P. (DFA), which provides day-to-day portfolio management of the Fund.

Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, additional factors may be considered, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time.

Under normal market conditions, the Fund intends to invest at least 40% of its assets in companies in three or more non-U.S. developed market countries that have been designated as approved markets by DFA. The Fund may invest in equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, to gain exposure to companies associated with approved markets.

In the countries or regions authorized for investment, DFA first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. DFA then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Fund with respect to each country or region. This threshold will vary by country or region. DFA intends to purchase securities within each applicable country using a market capitalization weighted approach. Through this approach and its judgment, DFA will seek to set country weights based on the relative market capitalization of eligible large companies within each country. As a result, the weightings of countries in the Fund may vary from the weightings in the Morgan Stanley Capital International World ex-USA Value Index (net dividends).

Investments for the Fund will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund’s portfolio do pay dividends. It is anticipated, therefore, that the Fund, will receive dividend income.

The Principal Risks of Investing in the Fund in the More Information About the Fund section of the prospectus is superseded and replaced as follows:

Principal risks associated with an investment in the Fund include:

•	Active Management Risk

•	Foreign Currency Risk

•	Issuer Risk

•	Market Risk

•	Risk of Foreign Investing

•	Value Securities Risk

The description of the Subadviser and Portfolio Managers responsible for the Fund’s day-to-day management, as described under the caption Portfolio Management in the More Information About the Fund section is superseded and replaced as follows:

Subadviser:  DFA, which began serving as Subadviser to the Fund in November 2011, is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. DFA, subject to the supervision of Columbia Management Investment Advisers, LLC, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management Investment Advisers, LLC.

Portfolio Managers:  The portfolio managers responsible for the day-to-day portfolio management of the Fund are:

Stephen A. Clark

•	Senior Portfolio Manager and Vice President.

•	Managed the Fund since November 2011.

•	Joined DFA in 2001.

•	Has over 14 years of investment experience.

•	B.S., Bradley University; M.B.A, University of Chicago Booth School of Business.

Karen Umland, CFA

•	Senior Portfolio Manager and Vice President.

•	Managed the Fund since November 2011.

•	Joined DFA in 1993.

•	Has over 23 years of investment experience.

•	B.A., Yale University; M.B.A., University of California Los Angeles.

Jed Fogdall

•	Portfolio Manager and Vice President.

•	Managed the Fund since November 2011.

•	Joined DFA in 2004.

•	Has over seven years of investment experience.

•	B.S., Purdue University; M.B.A., University of California Los Angeles.

Joseph Chi, CFA

•	Portfolio Manager and Vice President.

•	Managed the Fund since November 2011.

•	Joined DFA in 2005.

•	Has over 12 years of investment experience.

•	B.S. and M.B.A., University of California Los Angeles; J.D., University of Southern California.

Effective on or about November 16, 2011, the following changes are hereby made to the Fund’s SAI:

The name of the Fund is changed to Variable Portfolio-DFA International Value Fund.

Table 10.  Subadvisers and Subadvisory Agreement Fee Schedules is revised as follows:

Table 10. Subadvisers and Subadvisory Agreement Fee Schedules

Fund	Subadviser	Parent Company	Fee Schedule
Variable Portfolio-DFA International Value Fund	Dimensional Fund Advisors, L.P. (DFA) (effective November 16 2011)	A	0.21% bp on all assets

A — Dimensional Fund Advisors L.P. is controlled and operated by its general partner, Dimensional Holdings, Inc., a Delaware corporation.

Table 12.  Portfolio Managers is revised as follows:

Portfolio Managers.  The following table provides information about the funds’ portfolio managers as of June 30, 2011.

Table 12. Portfolio Managers

Other Accounts Managed (excluding the fund)
Ownership
		Number and type	Approximate Total	Performance Based	of Fund	Potential Conflicts	Structure of
Fund	Portfolio Manager	of account(a)	Net Assets	Accounts(b)	Shares(c)	of Interest	Compensation
Variable Portfolio-DFA International Value Fund	DFA:

	Stephen A. Clark	95 RICs 25 PIVs 72 other accounts	$159.45 billion $28.05 billion $13.59 billion	1 PIV ($207.83 million) 3 other accounts ($517.96 million)	None	1	2

	Karen Umland	37 RICs 6 PIVs 27 other accounts	$70.27 billion $1.71 billion $9.80 billion	3 other accounts ($517.96 million)

	Jed Fogdall	37 RICs 6 PIVs 27 other accounts	$70.27 billion $1.71 billion $9.80 billion	3 other accounts ($517.96 million)

	Joseph Chi	37 RICs 6 PIVs 27 other accounts	$70.27 billion $1.71 billion $9.80 billion	3 other accounts ($517.96 million)

(a)	RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.
(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c)	All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

Potential Conflicts of Interest

(1) DFA:

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to a mutual fund, such as the Variable Portfolio — DFA International Value Fund (“Fund”), and other accounts. Other accounts include registered mutual funds (including proprietary mutual funds advised by DFA or its affiliates), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Fund, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a fund. Actual or apparent conflicts of interest include:

•	Time Management. The management of the Fund and other Accounts may result in a portfolio manager devoting unequal time and attention to the management of the fund and/or Accounts. DFA seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager within an investment discipline are managed using the same investment models.

•	Investment Opportunities. It is possible that at times identical securities will be held by the Fund and one or more Accounts. However, positions in the same security may vary and the length of time that the Fund may hold investments in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Fund and one or more Accounts, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Accounts. To address these situations, DFA has adopted procedures for allocating portfolio transactions across multiple Accounts.

•	Broker Selection. With respect to securities transactions for the Fund, DFA determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), DFA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, DFA or its affiliates may place separate, non-simultaneous, transactions for the Fund and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the Account.

•	Performance-Based Fees. For some Accounts, DFA may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for DFA with regard to Accounts where DFA is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where DFA might share in investment gains.

•	Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

DFA has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Structure of Compensation

(2) DFA:

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of DFA and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the mutual funds or other accounts that the portfolio managers manage. DFA reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. DFA considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of DFA as determined from time to time by the Board of Directors of DFA or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in DFA’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Valid until next update.

S-6546-9 A (9/11)